Item 1. Schedule of Investments:

Putnam International Growth and Income Fund

The fund's portfolio
9/30/05 (Unaudited)
COMMON STOCKS (98.9%)(a)
	Shares	Value

Aerospace and Defense (0.6%)
European Aeronautic Defense and Space Co. (Netherlands)	128,937	$4,585,290

Automotive (4.2%)
Nissan Motor Co., Ltd. (Japan)	474,000	5,420,967
Peugeot SA (France)	70,773	4,820,402
Renault SA (France)	97,380	9,250,457
Toyota Motor Corp. (Japan)	252,200	11,572,891
		31,064,717

Banking (24.5%)
ABN AMRO Holdings NV (Netherlands)	423,551	10,176,073
Allied Irish Banks PLC (Ireland)	364,696	7,781,646
Banco Itau SA ADR (Brazil) (S)	44,600	5,292,236
Bank of Ireland PLC (Ireland)	344,537	5,461,713
Barclays PLC (United Kingdom)	1,599,546	16,212,674
BNP Paribas SA (France)	224,026	17,081,506
Credit Agricole SA (France)	393,734	11,581,371
Danske Bank A/S (Denmark)	290,400	8,915,460
Depfa Bank PLC (Ireland)	267,364	4,312,472
Foreningssparbanken AB (Sweden)	230,100	5,583,289
Hachijuni Bank, Ltd. (The) (Japan)	571,000	4,358,586
HBOS PLC (United Kingdom)	319,813	4,828,396
HSBC Holdings PLC (London Exchange) (United Kingdom)	1,340,639	21,746,246
Industrial Bank Of Korea (South Korea)	528,410	6,700,300
KBC Groupe SA (Belgium)	87,201	7,085,142
Mizuho Financial Group, Inc. (Japan)	821	5,230,868
Nordea AB (Sweden)	745,000	7,471,885
Royal Bank of Scotland Group PLC (United Kingdom)	615,748	17,525,174
Societe Generale (France)	67,608	7,738,562
Unibanco-Uniao de Bancos Brasileiros SA GDR (Brazil)	89,500	4,707,700
United Overseas Bank, Ltd. (Singapore)	434,000	3,623,091
		183,414,390

Basic Materials (1.0%)
Xstrata PLC (Switzerland)	298,097	7,746,093

Broadcasting (0.8%)
Mediaset SpA (Italy)	520,900	6,182,118

Building Materials (0.6%)
Adelaide Brighton, Ltd. (Australia)	2,586,594	4,541,593

Chemicals (3.5%)
Asahi Chemical Industry Co., Ltd. (Japan)	1,259,000	6,888,281
BASF AG (Germany)	141,600	10,685,745
Braskem SA Class A (Preference) (Brazil)	506,200	5,239,774
Mitsui Chemicals, Inc. (Japan)	615,000	3,636,163
		26,449,963

Communications Equipment (1.5%)
Nokia OYJ (Finland)	440,500	7,402,457
Telefonaktiebolaget LM Ericsson AB Class B (Sweden)	997,942	3,654,803
		11,057,260

Conglomerates (1.6%)
Vivendi Universal SA (France)	371,544	12,164,863

Consumer Finance (0.4%)
Acom Co., Ltd. (Japan)	43,240	3,144,172

Electric Utilities (3.2%)

E.On AG (Germany)	178,246	16,459,467
Iberdrola SA (Spain)	260,342	7,296,833
		23,756,300

Electrical Equipment (1.2%)
Brother Industries, Ltd. (Japan)	488,000	4,280,551
Schneider Electric SA (France)	55,681	4,410,010
		8,690,561

Electronics (4.8%)
Koninklijke (Royal) Philips Electronics NV (Netherlands)	369,735	9,854,771
Omron Corp. (Japan)	269,300	6,570,901
Reunert, Ltd. (South Africa)	445,148	2,964,056
Samsung Electronics Co., Ltd. (South Korea)	13,040	7,365,533
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	2,404,548	3,866,719
Toshiba Corp. (Japan)	1,166,000	5,144,723
		35,766,703

Energy (0.6%)
TonenGeneral Sekiyu KK (Japan)	385,000	4,484,645

Engineering & Construction (2.4%)
Bouygues SA (France)	87,777	4,091,873
Daito Trust Construction Co., Ltd. (Japan)	138,200	6,061,190
Skanska AB Class B (Sweden)	530,800	7,865,179
		18,018,242

Financial (0.9%)
Sanyo Shinpan Finance Co., Ltd. (Japan)	82,200	6,687,999

Food (0.9%)
Toyo Suisan Kaisha, Ltd. (Japan)	393,000	6,721,091

Insurance (6.4%)
AGF (Assurances Generales de France) (France)	47,993	4,605,303
Axa SA (France)	356,245	9,808,714
ING Groep NV (Netherlands)	429,215	12,821,635
Swiss Re (Switzerland)	137,385	9,060,226
Zurich Financial Services AG (Switzerland) (NON)	68,119	11,653,534
		47,949,412

Investment Banking/Brokerage (3.3%)
Credit Suisse Group (Switzerland)	391,426	17,401,435
Deutsche Bank AG (Germany)	80,100	7,526,895
		24,928,330

Leisure (1.0%)
Yamaha Motor Co., Ltd. (Japan)	365,600	7,565,584

Lodging/Tourism (0.7%)
Hilton Group PLC (United Kingdom)	881,466	4,903,763

Manufacturing (1.9%)
Hyundai Heavy Industries (South Korea)	64,180	4,784,215
NSK, Ltd. (Japan)	702,000	3,877,974
SKF AB Class B (Sweden)	426,400	5,573,279
		14,235,468

Metals (1.8%)
BHP Billiton PLC (United Kingdom)	276,975	4,487,860
JFE Holdings, Inc. (Japan)	210,800	6,864,208
Zinifex, Ltd. (Australia)	620,000	2,158,284
		13,510,352

Miscellaneous (0.5%)
iShares MSCI EAFE Index Fund	64,400	3,741,640

Natural Gas Utilities (0.6%)
Tokyo Gas Co., Ltd. (Japan)	1,047,000	4,259,328

Oil & Gas (8.4%)

BP PLC (United Kingdom)	973,762	11,600,954
ENI SpA (Italy)	233,200	6,949,351
Norsk Hydro ASA (Norway)	69,865	7,852,287
Petroleo Brasileiro SA ADR (Brazil)	105,500	7,542,195
Repsol YPF, SA (Spain)	265,992	8,644,814
Royal Dutch Shell PLC Class B (Netherlands)	361,791	12,530,654
Total SA (France)	15,357	4,204,271
Vostok Nafta Investment, Ltd. (Sweden) (NON)	90,600	3,617,059
		62,941,585

Pharmaceuticals (5.1%)
Astellas Pharma, Inc. (Japan)	119,600	4,506,636
Daiichi Sankyo Co., Ltd. (Japan)	313,300	6,428,014
Orion-Yhtymae OYJ Class B (Finland)	181,900	4,067,652
Roche Holding AG (Switzerland)	30,459	4,248,994
Santen Pharmaceutical Co., Ltd. (Japan)	204,100	5,295,217
Schering AG (Germany)	101,200	6,432,881
Tanabe Seiyaku Co., Ltd. (Japan)	360,000	3,643,840
Terumo Corp. (Japan)	121,500	3,913,475
		38,536,709

Publishing (1.3%)
Dai Nippon Printing Co., Ltd. (Japan)	598,000	9,657,077

Retail (2.6%)
Adidas-Salomon AG (Germany)	32,800	5,733,753
Dixons Group PLC (United Kingdom)	1,659,438	4,417,747
GUS PLC (United Kingdom)	294,276	4,448,055
Onward Kashiyama Co., Ltd. (Japan)	282,000	4,479,351
		19,078,906

Shipping (0.4%)
ComfortDelgro Corp., Ltd. (Singapore)	3,713,000	3,297,513

Technology Services (0.8%)
Canon Sales Co., Inc. (Japan)	293,000	6,024,444

Telecommunications (5.2%)
Deutsche Telekom AG (Germany)	363,100	6,627,036
Hellenic Telecommunication Organization (OTE) SA (Greece)	310,980	6,238,110
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	871	4,288,899
NTT DoCoMo, Inc. (Japan)	2,182	3,889,552
Tele2 AB Class B (Sweden)	298,950	3,056,313
Vodafone Group PLC (United Kingdom)	5,784,751	15,093,153
		39,193,063

Telephone (3.0%)
Koninklijke (Royal) KPN NV (Netherlands)	552,637	4,969,881
Koninklijke (Royal) KPN NV 144A (Netherlands)	290,570	2,613,105
TDC A/S (Denmark)	163,300	8,813,049
Tele Norte Leste Participacoes SA ADR (Brazil) (S)	344,995	5,702,767
		22,098,802

Tobacco (1.5%)
Japan Tobacco, Inc. (Japan)	730	11,531,062

Toys (0.9%)
Sankyo Co., Ltd. (Japan)	121,400	6,406,389

Transportation Services (0.8%)
TNT NV (Netherlands)	236,921	5,903,523

Total common stocks (cost $629,651,366)		$740,238,950

SHORT-TERM INVESTMENTS (1.6%)(a)

	Principal	Value
	amount/shares

Putnam Prime Money Market Fund (e)	1,671,165	$1,671,165
Short-term investments held as collateral for loaned securities with yields ranging from 3.77% to 4.09% and due dates ranging from October 3, 2005
to November 1, 2005 (d)	$10,121,043	10,110,000

Total short-term investments (cost $11,781,165)		$11,781,165

TOTAL INVESTMENTS

Total investments (cost $641,432,531) (b)		$752,020,115

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/05 (aggregate face value $111,401,137) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)
Australian Dollar	$26,073,780	$25,684,646	10/19/05	$389,134
British Pound	30,317,390	31,275,250	12/21/05	(957,860)
Canadian Dollar	52,093,775	49,539,764	10/19/05	2,554,011
Japanese Yen	4,807,960	4,901,477	11/16/05	(93,517)

Total				$1,891,768

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/05 (aggregate face value $116,683,276) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation
Euro	$62,113,534	$64,456,595	12/21/05	$2,343,061
Japanese Yen	20,921,995	21,430,434	11/16/05	508,439
Norwegian Krone	4,405,356	4,575,704	12/21/05	170,348
Swedish Krona	23,382,957	24,056,861	12/21/05	673,904
Swiss Franc	2,072,211	2,163,682	12/21/05	91,471

Total				$3,787,223

NOTES

(a)	Percentages indicated are based on net assets of $748,756,045.

(b)	The aggregate identified cost on a tax basis is $643,306,823, resulting in gross unrealized appreciation and depreciation of $119,032,618 and $10,319,326, respectively, or net unrealized appreciation of
$108,713,292.

(NON)	Non-income-producing security.

(S)	Securities on loan, in part or in entirety, at September 30, 2005.

(R)	Real Estate Investment Trust.

(d)	The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2005, the value of securities loaned amounted to
$9,851,900. The fund received cash collateral of $10,110,000 which is pooled with collateral of other
Putnam funds into 20 issues of high-grade, short-term investments.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime
Money Market Fund, an open-end management investment company managed by Putnam Investment Management,
LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam
Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $22,378 for the period ended September 30, 2005. During the period ended
September 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $38,053,781 and $39,156,343, respectively.

At September 30, 2005, liquid assets totaling $3,224,214 have been designated as collateral for open forward commitments and forward contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global
Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at September 30, 2005: (as a percentage of Portfolio Value)

Australia	0.9%
Belgium	1.0
Brazil	3.8
Denmark	2.4
Finland	1.5
France	12.1
Germany	7.2
Greece	0.8
Ireland	2.4
Italy	1.8
Japan	23.3
Netherlands	8.6
Norway	1.1
Singapore	0.9
South Korea	2.5
Spain	2.1
Sweden	5.0
Switzerland	6.8
Taiwan	0.5
United Kingdom	14.2
United States	0.7
Other	0.4%
Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):
/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: November 29, 2005
By (Signature and Title):
/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: November 29, 2005

Item 1. Schedule of Investments:

Putnam Small Cap Growth Fund

The fund's portfolio

9/30/05 (Unaudited)
COMMON STOCKS (99.9%)(a)
	Shares	Value

Advertising and Marketing Services (0.8%)
aQuantive, Inc. (NON)	163,700	$3,295,276

Aerospace and Defense (1.2%)
AAR Corp. (NON)	109,900	1,888,082
Applied Signal Technology, Inc.	31,200	595,296
Argon ST, Inc. (NON)	25,300	742,302
Hexcel Corp. (NON)	50,900	930,961
Innovative Solutions & Support, Inc. (NON)	35,200	546,656
		4,703,297

Airlines (0.3%)
Republic Airways Holdings, Inc. (NON)	98,100	1,403,811

Automotive (0.5%)
Oshkosh Truck Corp. (NON)	46,400	2,002,624

Banking (4.5%)
Bank of the Ozarks, Inc.	16,400	563,012
Boston Private Financial Holdings, Inc.	35,600	944,824
Brookline Bancorp, Inc.	57,600	911,232
Capital Crossing Bank (NON)	13,900	482,886
Capitol Bancorp, Ltd.	68,600	2,222,640
Center Financial Corp.	22,300	524,050
City Holding Co.	46,900	1,677,144
Columbia Banking Systems, Inc.	14,900	390,827
Financial Institutions, Inc.	58,100	1,069,621
First Community Bancorp	14,800	707,884
First Community Bancshares, Inc.	34,300	1,006,362
First Niagara Financial Group, Inc.	49,700	717,668
Old Second Bancorp, Inc. (NON)	30,100	898,184
Placer Sierra Bancshares (NON)	26,800	736,196
State National Bancshares, Inc. (NON)	46,100	1,198,600
Sterling Financial Corp.	12,250	246,838
Trico Bancshares	75,500	1,624,760
West Coast Bancorp	38,300	957,500
Western Alliance Bancorp. (NON)	20,900	587,290
		17,467,518

Biotechnology (3.7%)
Alexion Pharmaceuticals, Inc. (NON)	37,100	1,026,928
Amylin Pharmaceuticals, Inc. (NON)	52,904	1,840,530
Connetics Corp. (NON)	51,300	867,483
Enzo Biochem, Inc. (NON)	45,800	703,488

LifeCell Corp. (NON)	71,200	1,540,056
Medicines Co. (NON)	67,600	1,555,476
MGI Pharma, Inc. (NON)	58,000	1,351,980
Myogen, Inc. (NON)	56,780	1,334,330
Neurocrine Biosciences, Inc. (NON)	29,900	1,470,781
Onyx Pharmaceuticals, Inc. (NON)	48,700	1,216,526
Telik, Inc. (NON)	90,200	1,475,672
		14,383,250

Building Materials (0.2%)
Universal Forest Products, Inc.	15,000	859,800

Chemicals (0.7%)
CARBO Ceramics, Inc.	14,400	950,256
Pioneer Cos., Inc. (NON)	31,300	753,078
UAP Holding Corp.	58,800	1,064,280
		2,767,614

Coal (0.3%)
James River Coal Co. (NON)	22,481	1,134,616

Commercial and Consumer Services (4.8%)
Administaff, Inc.	82,400	3,274,576
CCC Information Services Group (NON)	37,000	966,810
Consolidated Graphics, Inc. (NON)	34,100	1,468,005
CRA International, Inc. (NON)	29,800	1,242,362
Escala Group, Inc. (NON)	29,600	492,840
Essex Corp. (NON)	51,100	1,107,337
Global Cash Access, Inc. (NON)	12,350	174,135
HealthExtras, Inc. (NON)	75,600	1,616,328
Heartland Payment Systems, Inc. (NON)	9,540	227,624
HUB Group, Inc. Class A (NON)	98,500	3,615,935
Navigant Consulting, Inc. (NON)	55,500	1,063,380
Sykes Enterprises, Inc. (NON)	92,000	1,094,800
Team, Inc. (NON)	22,400	504,000
Ventiv Health, Inc. (NON)	42,700	1,119,167
VistaPrint, Ltd. (Bermuda) (NON)	46,200	704,550
		18,671,849

Communications Equipment (3.1%)
Comtech Telecommunications Corp. (NON)	131,656	5,459,774
F5 Networks, Inc. (NON)	48,662	2,115,337
Harris Corp.	47,000	1,964,600
Ixia, Inc. (NON)	80,100	1,178,271
Tekelec (NON)	60,900	1,275,855
		11,993,837

Computers (4.4%)
Anixter International, Inc. (NON)	62,000	2,500,460
Capitiva Software Corp. (NON)	78,000	1,400,880
Emulex Corp. (NON)	169,700	3,429,637
Intergraph Corp. (NON)	97,400	4,354,754
j2 Global Communications, Inc. (NON)	30,600	1,236,852
Netgear, Inc. (NON)	78,900	1,898,334
Verint Systems, Inc. (NON)	21,700	888,398
Western Digital Corp. (NON)	116,362	1,504,561
		17,213,876

Consumer Cyclicals (0.2%)
Blue Nile, Inc. (NON)	21,400	677,096

Consumer Finance (2.1%)
Asta Funding, Inc.	60,300	1,830,708
Metris Cos., Inc. (NON)	125,800	1,840,454
Portfolio Recovery Associates, Inc. (NON)	92,400	3,989,832
World Acceptance Corp. (NON)	17,900	454,839
		8,115,833

Consumer Goods (1.1%)
Chattem, Inc. (NON)	104,800	3,720,400
Tupperware Corp.	23,200	528,496
		4,248,896

Consumer Services (2.6%)
Alliance Data Systems Corp. (NON)	32,500	1,272,375
Korn/Ferry International (NON)	72,400	1,186,636
Labor Ready, Inc. (NON)	103,800	2,662,470
Valueclick, Inc. (NON)	303,800	5,191,942
WebMD Health Corp. Class A (NON)	1,240	30,565
		10,343,988

Distribution (1.0%)
LKQ Corp. (NON)	40,400	1,220,080
MWI Veterinary Supply, Inc. (NON)+F209	31,200	622,440
Smart & Final, Inc. (NON)	147,600	1,909,944
		3,752,464

Electric Utilities (0.3%)
Pike Electric Corp. (NON)	54,198	1,015,129

Electrical Equipment (1.8%)
American Science & Engineering, Inc. (NON)	30,220	1,982,130
Rofin-Sinar Technologies, Inc. (NON)	30,500	1,158,695
WESCO International, Inc. (NON)	111,800	3,786,666
		6,927,491

Electronics (3.7%)
Agilysys, Inc.	127,300	2,143,732
Avnet, Inc. (NON)	90,200	2,205,390
Axsys Technologies, Inc. (NON)	35,880	703,607
Genesis Microchip, Inc. (NON)	37,100	814,345
Ikanos Communications, Inc. (NON)	56,330	692,296
Integrated Device Technology, Inc. (NON)	139,100	1,493,934
Komag, Inc. (NON)	24,300	776,628
Kulicke & Soffa Industries, Inc. (NON)	130,800	948,300
Micrel, Inc. (NON)	189,800	2,131,454
Standard Microsystems Corp. (NON)	37,200	1,112,652
Varian Semiconductor Equipment (NON)	35,100	1,487,187
		14,509,525

Energy (3.7%)

CAL Dive International, Inc. (NON)	64,700	4,102,627
Core Laboratories NV (Netherlands) (NON)	30,600	987,156
Global Industries, Ltd. (NON)	57,500	847,550
Gulf Island Fabrication, Inc.	87,700	2,521,375
Oceaneering International, Inc. (NON)	55,200	2,948,232
Pride International, Inc. (NON)	74,600	2,126,846
Veritas DGC, Inc. (NON)	23,700	867,894
		14,401,680

Energy (Oil Field) (1.0%)
Headwaters, Inc. (NON)	22,200	830,280
Holly Corp.	47,800	3,058,244
		3,888,524

Entertainment (0.4%)
Lions Gate Entertainment Corp. (Canada) (NON)	159,600	1,522,584

Environmental (0.6%)
Clean Harbors, Inc. (NON)	73,300	2,488,535

Financial (0.5%)
Asset Acceptance Capital Corp. (NON)	66,800	2,001,996

Forest Products and Packaging (0.9%)
Silgan Holdings, Inc.	109,200	3,631,992

Gaming & Lottery (1.1%)
Ameristar Casinos, Inc.	103,900	2,165,276
GTECH Holdings Corp.	61,500	1,971,690
		4,136,966

Health Care Services (5.3%)
American Healthways, Inc. (NON)	22,000	932,800
Bioenvision, Inc. (NON)	191,100	1,534,533
Genesis HealthCare Corp. (NON)	59,300	2,390,976
Healthcare Services Group, Inc.	53,050	1,021,213
LifePoint Hospitals, Inc. (NON)	32,300	1,412,479
Magellan Health Services, Inc. (NON)	67,500	2,372,625
Matria Healthcare, Inc. (NON)	26,800	1,011,700
Medcath Corp. (NON)	17,000	403,750
National Medical Health Card Systems, Inc. (NON)	23,200	641,248
Per-Se Technologies, Inc. (NON)	86,400	1,785,024
Psychiatric Solutions, Inc. (NON)	38,600	2,093,278
Sierra Health Services, Inc. (NON)	33,400	2,300,258
Steris Corp.	77,000	1,831,830
United Surgical Partners International, Inc. (NON)	25,750	1,007,083
		20,738,797

Homebuilding (1.6%)
Meritage Homes Corp.	14,100	1,080,906
NVR, Inc. (NON)	2,550	2,256,623
William Lyon Homes, Inc. (NON)	19,600	3,041,920
		6,379,449

Household Furniture and Appliances (0.5%)

Genlyte Group, Inc. (The) (NON)	19,176	921,982
Select Comfort Corp. (NON)	45,300	905,094
		1,827,076

Insurance (1.1%)
Safety Insurance Group, Inc.	40,000	1,423,600
Zenith National Insurance Corp.	47,695	2,990,000
		4,413,600

Investment Banking/Brokerage (1.7%)
Calamos Asset Management, Inc. Class A	95,400	2,354,472
GFI Group, Inc. (NON)	38,421	1,581,793
Greenhill & Co., Inc.	23,817	992,931
National Financial Partners Corp.	22,400	1,011,136
SWS Group, Inc.	47,500	779,000
		6,719,332

Machinery (1.1%)
Applied Industrial Technologies, Inc.	55,400	1,987,752
Bucyrus International, Inc. Class A	27,500	1,351,075
Wabtec Corp.	40,900	1,115,752
		4,454,579

Manufacturing (1.1%)
Astec Industries, Inc. (NON)	64,600	1,833,994
IDEX Corp.	22,700	965,885
Standex International Corp.	61,900	1,629,827
		4,429,706

Medical Technology (9.1%)
Adeza Biomedical Corp. (NON)	88,900	1,547,749
American Medical Systems Holdings, Inc. (NON)	74,300	1,497,145
Atherogenics, Inc. (NON)	115,500	1,851,465
Biosite, Inc. (NON)	19,400	1,200,084
Dade Behring Holdings, Inc.	108,000	3,959,280
DJ Orthopedics, Inc. (NON)	100,400	2,905,576
Foxhollow Technologies, Inc. (NON)	25,300	1,204,533
Immucor, Inc. (NON)	58,600	1,607,984
LCA-Vision, Inc. (NON)	41,900	1,555,328
Mentor Corp. (NON)	55,300	3,042,053
Meridian Bioscience, Inc.	57,900	1,198,530
OraSure Technologies, Inc. (NON)	100,400	946,772
Palomar Medical Technologies, Inc. (NON)+F399	57,700	1,513,471
Respironics, Inc. (NON)	56,600	2,387,388
Serologicals Corp. (NON)	40,100	904,656
Somanetics Corp. (NON)	56,400	1,410,000
Sybron Dental Specialties, Inc. (NON)	94,800	3,941,784
Symmetry Medical, Inc. (NON)	73,700	1,746,690
Techne Corp. (NON)	19,100	1,088,318
		35,508,806

Metals (0.6%)
AK Steel Holding Corp. (NON)	139,586	1,196,252
Century Aluminum Co. (NON)	27,400	615,952
Steel Dynamics, Inc.	15,585	529,267

		2,341,471

Office Equipment & Supplies (0.3%)
Middleby Corp. (The) (NON)	18,200	1,319,500

Oil & Gas (4.5%)
Bronco Drilling Co., Inc. (NON)	9,340	257,317
Callon Petroleum Co. (NON)	96,800	2,026,024
Frontier Oil Corp.	30,800	1,365,980
Houston Exploration Co. (NON)	19,500	1,311,375
KCS Energy, Inc. (NON)	156,900	4,319,457
Newfield Exploration Co. (NON)	43,200	2,121,120
Petroleum Development Corp. (NON)	54,900	2,104,866
Remington Oil & Gas Corp. (NON)	21,300	883,950
Southwestern Energy Co. (NON)	17,200	1,262,480
Todco Class A (NON)	22,180	925,128
Universal Compression Holdings, Inc. (NON)	25,000	994,250
		17,571,947

Pharmaceuticals (3.7%)
American Pharmaceutical Partners, Inc. (NON)	13,100	598,146
First Horizon Pharmaceutical Corp. (NON)	78,200	1,553,834
Kos Pharmaceuticals, Inc. (NON)	22,000	1,472,460
Penwest Pharmaceuticals Co. (NON)	111,100	1,947,583
Salix Pharmaceuticals, Ltd. (NON)	221,750	4,712,188
United Therapeutics Corp. (NON)	37,200	2,596,560
USANA Health Sciences, Inc. (NON)	37,000	1,764,900
		14,645,671

Real Estate (1.6%)
Brookfield Homes Corp.	66,600	3,698,298
Global Signal, Inc. (R)	21,000	939,540
LaSalle Hotel Properties (R) (NON)	46,100	1,588,145
		6,225,983

Restaurants (1.3%)
Domino's Pizza, Inc.	77,700	1,811,964
Red Robin Gourmet Burgers, Inc. (NON)	49,600	2,273,664
Texas Roadhouse, Inc. Class A (NON)	61,400	914,860
		5,000,488

Retail (4.3%)
Coldwater Creek, Inc. (NON)	35,150	886,483
Genesco, Inc. (NON)	55,400	2,063,096
Guess ?, Inc. (NON)	79,000	1,692,970
Guitar Center, Inc. (NON)	14,800	817,108
Hibbett Sporting Goods, Inc. (NON)	34,200	760,950
Jos. A. Bank Clothiers, Inc. (NON)	48,700	2,104,814
Nash Finch Co. (NON)	36,400	1,535,716
Pantry, Inc. (The) (NON)	89,300	3,337,141
Stein Mart, Inc.	168,600	3,422,580
		16,620,858

Schools (0.2%)
Universal Technical Institute, Inc. (NON)	26,700	950,787

Semiconductor (1.8%)
Brooks Automation, Inc. (NON)	96,700	1,289,011
Cognex Corp.	30,800	926,156
Hittite Microwave Corp. (NON)	9,671	195,838
Lam Research Corp. (NON)	59,800	1,822,106
Photronics, Inc. (NON)	140,300	2,721,820
		6,954,931

Shipping (0.3%)
Kirby Corp. (NON)	20,700	1,023,201

Software (4.1%)
ANSYS, Inc. (NON)	51,500	1,982,235
Blackboard, Inc. (NON)	100,800	2,521,008
Digital Insight Corp. (NON)	39,000	1,016,340
Epicor Software Corp. (NON)	113,600	1,476,800
EPIQ Systems, Inc. (NON)	125,100	2,729,682
FileNET Corp. (NON)	28,500	795,150
MicroStrategy, Inc. (NON)	23,900	1,679,931
Parametric Technology Corp. (NON)	279,800	1,950,206
Progress Software Corp. (NON)	31,900	1,013,463
Secure Computing Corp. (NON)	86,100	977,235
		16,142,050

Staffing (0.9%)
AMN Healthcare Services, Inc. (NON)	92,600	1,432,522
Hudson Highland Group, Inc. (NON)	77,800	1,942,666
		3,375,188

Technology (0.8%)
ON Semiconductor Corp. (NON)	571,800	2,956,206

Technology Services (3.0%)
DiamondCluster International, Inc. Class A (NON)	173,200	1,312,856
Digital River, Inc. (NON)	37,100	1,292,935
Global Payments, Inc.	34,200	2,658,024
Jupitermedia Corp. (NON)	59,000	1,044,890
MTS Systems Corp. (NON)	57,600	2,175,552
SI International, Inc. (NON)	43,500	1,347,195
Transaction Systems Architects, Inc. (NON)	75,100	2,091,535
		11,922,987

Telecommunications (2.0%)
Commonwealth Telephone Enterprises, Inc.	32,400	1,221,480
NII Holdings, Inc. (NON)	24,000	2,026,800
Premiere Global Services, Inc. (NON)	369,600	3,023,328
Symmetricom, Inc. (NON)	174,500	1,350,630
		7,622,238

Textiles (2.1%)
Armor Holdings, Inc. (NON)	23,700	1,019,337
K-Swiss, Inc. Class A (NON)	140,700	4,160,499
Oxford Industries, Inc.	41,100	1,854,432
Wolverine World Wide, Inc.	46,700	983,035

		8,017,303

Transportation (0.3%)
Hornbeck Offshore Services, Inc. (NON)	34,510	1,264,101

Transportation Services (0.3%)
Dynamex, Inc. (NON)	64,600	1,010,344

Trucks & Parts (0.5%)
Commercial Vehicle Group, Inc. (NON)	84,800	1,775,712

Waste Management (0.3%)
Waste Connections, Inc. (NON)	31,800	1,115,544

Total common stocks (cost $317,175,712)		$389,887,922

SHORT-TERM INVESTMENTS (0.6%)(a) (cost $2,372,180)

	Shares	Value
Putnam Prime Money Market Fund (e)	2,372,180	$2,372,180

TOTAL INVESTMENTS

Total investments (cost $319,547,892) (b)		$392,260,102

Putnam Small Cap Growth Fund
WRITTEN OPTIONS OUTSTANDING at 9/30/05 (premiums received $39,235) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

CAL Dive International, Inc. (Call)	$11,943	Oct 05/ $64.14	$15,406
Comtech Telecommunications Corp. (Call)	31,320	Oct 05/ $41.45	48,361
Meritage Homes Corp. (Call)	7,050	Oct 05/ $91.91	260
Todco Class A (Call)	5,747	Oct 05/ $38.01	22,816

Total			$86,843

NOTES
(a)	Percentages indicated are based on net assets of $390,154,691.

The aggregate identified cost on a tax basis is $320,485,348, resulting in gross unrealized
(b)	appreciation and depreciation of $82,336,244 and $10,561,490, respectively, or net unrealized appreciation of $71,774,754.

(NON)	Non-income-producing security.

(R)	Real Estate Investment Trust.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in
Putnam Prime Money Market Fund, an open-end management investment company managed by
Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market
Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $74,815 for the period ended September 30, 2005. During the period ended September, 30, 2005, cost of purchases and cost of sales of investments in
Putnam Prime Money Market Fund aggregated $57,428,428 and $60,348,921, respectively.

At September 30, 2005, liquid assets totaling $2,242,700 have been designated as collateral for open forward commitments and open written options.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets.
The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: November 29, 2005

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: November 29, 2005